ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
12.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2015				2016
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount

Audio-vision programming and broadcasting qualification	$214	$(37)	$(177)	$-	$200	$(35)	$(165)	$-
Customer relationships	739	(739)	-	-	689	(689)	-	-
Contract backlog	1,544	(1,544)	-	-	1,441	(1,441)	-	-
Concession agreements	10,459	(7,531)	(603)	2,325	9,758	(7,513)	(563)	1,682
Non-compete agreements	182	(172)	(10)	-	170	(161)	(9)	-

	$13,138	$(10,023)	$(790)	$2,325	$12,258	$(9,839)	$(737)	1,682

The amortization expense for the years ended December 31, 2014, 2015 and 2016 were $462, $505 and $510, respectively. During fiscal years 2017, 2018, 2019 and 2020, the Group expects to record amortization expenses for definite-lived intangible assets of $510, $455, $360 and $358, respectively.